Fees Summary	Dec. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 419,000
Previously Paid Amount	0.00
Total Fee Amount	64.15
Total Offset Amount	0.00
Net Fee	64.15
Narrative - Max Aggregate Offering Price	$ 419,000
Final Prospectus	true